Cybersecurity Risk Management and Strategy Disclosure	6 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cyber security encompasses a key component of our risk management program. We partner with an IT managed services provider to assist with our cyber security program which includes monitoring and implementing various protective systems and incident reporting procedures. At this time, we do not engage any other consultants, auditors, or other third parties in connection with any such processes, given the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity.

During TY2025, we have not experienced any cybersecurity incidents or identified risks from known cybersecurity threats, including as a result of any previous cybersecurity incidents, that have materially affected or are reasonably likely to materially affect the Company, including its business strategy, results of operations, or financial condition. The organization also participates in regular cybersecurity training.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We partner with an IT managed services provider to assist with our cyber security program which includes monitoring and implementing various protective systems and incident reporting procedures.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	During TY2025, we have not experienced any cybersecurity incidents or identified risks from known cybersecurity threats, including as a result of any previous cybersecurity incidents, that have materially affected or are reasonably likely to materially affect the Company, including its business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]
The Board is collectively responsible for oversight of risks from cybersecurity threats. The Audit & Risk Committee assists the Board in its oversight of the Group risk management framework, including how executive officers manage material business risks. The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the Audit & Risk Committee and Board. Our executive officers have limited experience in the area of cybersecurity. However, where necessary in the view of the Company’s executive officers, the Company will consult with external advisers to manage and remediate any cybersecurity incidents. For material cybersecurity incidents, the Company’s executive officers will promptly inform, update, and seek the instructions of the Audit & Risk Committee and Board.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit & Risk Committee assists the Board in its oversight of the Group risk management framework, including how executive officers manage material business risks.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	For material cybersecurity incidents, the Company’s executive officers will promptly inform, update, and seek the instructions of the Audit & Risk Committee and Board.
Cybersecurity Risk Role of Management [Text Block]	The Audit & Risk Committee assists the Board in its oversight of the Group risk management framework, including how executive officers manage material business risks. The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the Audit & Risk Committee and Board.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Audit & Risk Committee assists the Board in its oversight of the Group risk management framework, including how executive officers manage material business risks. The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the Audit & Risk Committee and Board.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our executive officers have limited experience in the area of cybersecurity. However, where necessary in the view of the Company’s executive officers, the Company will consult with external advisers to manage and remediate any cybersecurity incidents.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Board is collectively responsible for oversight of risks from cybersecurity threats. The Audit & Risk Committee assists the Board in its oversight of the Group risk management framework, including how executive officers manage material business risks. The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the Audit & Risk Committee and Board. Our executive officers have limited experience in the area of cybersecurity. However, where necessary in the view of the Company’s executive officers, the Company will consult with external advisers to manage and remediate any cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true